OTHER LIABILITIES	12 Months Ended
Dec. 31, 2022
Other Liabilities Disclosure [Abstract]
OTHER LIABILITIES

NOTE 5 – OTHER LIABILITIES

	December 31,
	2022	2021

Employees and related institutions	96,516	199,008
Accrued expenses	132,208	141,799
Operating lease liabilities	66,311	42,747
	295,035	383,554

SAVE FOODS, INC.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(U.S. dollars)